Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Summary of expenses

Expenses are detailed as follows:

	For the year ended December 31,
	2023	2022	2021
	(EUR thousand)
Selling and marketing expenses	24,978	26,086	20,448
Research and development expenses	35,672	34,387	29,616
General and administrative expenses	88,946	85,747	62,502
Total Expenses	149,596	146,220	112,566